Share-Based Payments - Schedule of RSU Share Based Payment (Details) - RSUs Share based payment transaction with an equity component [Member] R$ in Thousands	3 Months Ended
Mar. 31, 2026 BRL (R$)
Equity-settled [Member]
Schedule of RSU Share Based Payment [Line Items]
Beginning balance	R$ 131,325
Granted during the period	5,553
Forfeited/cancelled during the period	(987)
Vested during the period
Ending balance	135,891
Cash-settled [Member]
Schedule of RSU Share Based Payment [Line Items]
Beginning balance	74,315
Granted during the period	22,798
Forfeited/cancelled during the period	(604)
Vested during the period	(37,023)
Ending balance	R$ 59,486